Revenue - Narrative (Details) $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($)
Disaggregation of Revenue [Line Items]
Revenues recognized	$ 151.8
Revenue recognized in period from performance obligations satisfied in previous period	269.7
LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues recognized	180.2
Revenue recognized in period from performance obligations satisfied in previous period	$ 269.7